Initial Public Offering	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fifth Wall Acquisition Corp [Member]
Initial Public Offering
Note 3 — Proposed Public Offering
Pursuant to the Proposed Public Offering, the Company intends to offer for sale 30,000,000 Shares at a price of $10.00 per Share (see Note 6).
The Company will grant the underwriters a
45-day
option from the date of the final prospectus relating to the Proposed Public Offering to purchase up to 4,500,000 additional Shares to cover over-allotments, if any, at the Proposed Public Offering price, less underwriting discounts and commissions.

Note 3 — Initial Public Offering
On February 9, 2021, the Company consummated its Initial Public Offering of 34,500,000 Public Shares, including the issuance of 4,500,000 shares of Class A common stock as a result of the underwriters’ exercise in full of its over-allotment option, at $10.00 per Public Share, generating gross proceeds of approximately $345.0 million, and incurring offering costs of approximately $19.8 million, inclusive of approximately $12.1 million in deferred underwriting commissions.